UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Short-Term Bond Fund of AmericaSM
Investment portfolio

May 31, 2011
unaudited

Bonds & notes — 88.91%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 52.96%
U.S. Treasury 1.00% 2011	$25,000	$25,092
U.S. Treasury 1.00% 2011	25,000	25,075
U.S. Treasury 1.125% 2011	50,000	50,269
U.S. Treasury 1.75% 2011	65,000	65,484
U.S. Treasury 4.625% 2011	20,000	20,225
U.S. Treasury 4.625% 2011	4,000	4,104
U.S. Treasury 5.125% 2011	30,000	30,122
U.S. Treasury 0.625% 2012	50,000	50,227
U.S. Treasury 0.625% 2012	37,500	37,657
U.S. Treasury 1.00% 2012	50,000	50,361
U.S. Treasury 1.125% 2012	25,000	25,310
U.S. Treasury 1.375% 2012	30,000	30,284
U.S. Treasury 4.25% 2012	50,000	52,656
U.S. Treasury 4.50% 2012	25,000	25,894
U.S. Treasury 4.625% 2012	50,000	51,666
U.S. Treasury 4.75% 2012	30,000	31,351
U.S. Treasury 4.875% 2012	100,000	103,332
U.S. Treasury 1.375% 2013	45,000	45,746
U.S. Treasury 1.50% 2013	40,000	40,881
U.S. Treasury 1.75% 2013	50,000	51,240
U.S. Treasury 3.125% 2013	80,000	84,787
U.S. Treasury 3.375% 2013	50,000	53,121
U.S. Treasury 3.375% 2013	30,000	31,812
U.S. Treasury 3.50% 2013	50,000	53,058
U.S. Treasury 3.875% 2013	50,000	52,991
U.S. Treasury 1.75% 2014	15,000	15,434
U.S. Treasury 1.875% 2014	40,000	41,294
U.S. Treasury 2.25% 2014	25,000	26,090
U.S. Treasury 2.375% 2014	25,000	26,189
U.S. Treasury 2.625% 2014	20,000	21,122
U.S. Treasury 2.50% 2015	5,000	5,252
U.S. Treasury 4.00% 2015	7,500	8,299
U.S. Treasury 4.125% 2015	15,000	16,700
U.S. Treasury 11.25% 2015	15,000	20,565
Fannie Mae 1.00% 2011	30,000	30,113
Fannie Mae 3.625% 2011	10,000	10,073
Fannie Mae 2.00% 2012	40,000	40,428
Fannie Mae 6.125% 2012	15,000	15,675
Fannie Mae 1.00% 2013	75,000	75,581
Fannie Mae 2.75% 2014	20,000	21,026
Federal Home Loan Bank 0.18% 20111	20,000	20,007
Federal Home Loan Bank 3.375% 2011	5,000	5,010
Federal Home Loan Bank 5.60% 2011	5,000	5,020
Federal Home Loan Bank 1.125% 2012	50,000	50,430
Federal Home Loan Bank 1.75% 2012	12,000	12,214
Federal Home Loan Bank 2.25% 2012	20,000	20,352
Federal Home Loan Bank 4.625% 2012	10,000	10,581
Federal Home Loan Bank 3.625% 2013	55,000	58,771
Freddie Mac 0.163% 20111	20,000	20,006
Freddie Mac 5.25% 2011	10,000	10,067
Freddie Mac 1.75% 2012	25,000	25,381
Freddie Mac 1.625% 2013	80,000	81,726
Freddie Mac 3.00% 2014	40,000	42,459
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 2011	10,000	10,046
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc., Series 1, 1.50% 2011	10,000	10,016
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.261% 20121	20,000	20,027
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,319
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,244
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	20,000	20,530
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	25,000	25,492
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 0.547% 20121	15,000	15,043
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	25,000	25,398
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.51% 20121	25,000	25,059
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	12,250	12,608
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.559% 20121	15,000	15,075
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	20,000	20,402
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	10,000	10,194
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	10,000	10,276
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	18,000	18,500
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	4,165	4,234
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	10,000	10,220
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,174
Federal Agricultural Mortgage Corp. 3.875% 2011	3,000	3,016
Federal Agricultural Mortgage Corp. 5.50% 20112	7,000	7,040
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 0.21% 20131	8,000	8,008
Private Export Funding Corp. 4.974% 2013	5,000	5,454
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	3,000	3,090
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	2,000	2,031
		2,151,106

CORPORATE BONDS & NOTES — 13.84%
Financials — 5.59%
JPMorgan Chase & Co. 5.375% 2012	2,000	2,117
JPMorgan Chase & Co. 3.40% 2015	15,000	15,520
Crédit Agricole CIB 0.833% 20121	17,500	17,498
Nordea Bank, Series 2, 3.70% 20142	14,500	15,242
Paribas, New York Branch 6.95% 2013	5,000	5,492
BNP Paribas 3.25% 2015	7,000	7,222
MetLife Global Funding I 0.683% 20111,2	5,000	5,003
MetLife Global Funding I 5.125% 20132	2,000	2,136
MetLife Global Funding I 5.125% 20142	5,000	5,477
Wells Fargo & Co. 0.473% 20151	9,513	9,372
Wells Fargo & Co. 3.625% 2015	3,000	3,169
UBS AG 2.25% 2013	5,000	5,093
UBS AG 1.273% 20141	7,000	7,063
HSBC Bank PLC 2.00% 20142	12,000	12,126
Société Générale 2.20% 20132	12,000	12,101
US Bank NA 6.375% 2011	8,000	8,079
US Bank NA 4.95% 2014	2,000	2,203
New York Life Global Funding 2.25% 20122	5,000	5,116
New York Life Global Funding 5.25% 20122	4,500	4,780
Bank of America Corp. 5.375% 2012	2,000	2,107
Countrywide Financial Corp., Series B, 5.80% 2012	4,500	4,714
PNC Funding Corp. 0.473% 20141	1,000	999
PNC Funding Corp. 5.40% 2014	5,000	5,548
Bank of New York Mellon Corp., Series G, 4.95% 2012	4,000	4,242
Bank of New York Mellon Corp., Series G, 5.125% 2013	2,000	2,180
Barclays Bank PLC 2.50% 2013	3,000	3,071
Barclays Bank PLC 5.20% 2014	2,670	2,922
TIAA Global Markets 4.95% 20132	5,500	5,940
Northern Trust Corp. 5.20% 2012	1,000	1,066
Northern Trust Corp. 5.50% 2013	4,200	4,627
Credit Suisse Group AG 5.50% 2014	5,000	5,548
Royal Bank of Scotland PLC 4.875% 2015	5,000	5,259
Morgan Stanley, Series F, 2.875% 2014	5,000	5,111
Goldman Sachs Group, Inc. 3.70% 2015	5,000	5,082
Abbey National Treasury Services PLC 3.875% 20142	4,100	4,216
Jackson National Life Global 5.375% 20132	3,750	4,027
Monumental Global Funding 5.50% 20132	2,995	3,197
Principal Life Insurance Co. 6.25% 20122	2,600	2,703
Berkshire Hathaway Finance Corp. 4.60% 2013	2,250	2,410
Citigroup Inc. 6.00% 2013	2,000	2,194
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,165
ACE INA Holdings Inc. 5.875% 2014	1,665	1,875
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	1,000	1,041
		227,053

Health care — 2.46%
Novartis Capital Corp. 1.90% 2013	5,000	5,116
Novartis Capital Corp. 4.125% 2014	15,000	16,189
Pfizer Inc 4.45% 2012	20,000	20,644
Merck & Co., Inc. 1.875% 2011	18,870	18,895
Sanofi-aventis SA 0.618% 20141	14,500	14,574
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	8,629
Johnson & Johnson 0.348% 20141	5,000	5,012
Eli Lilly and Co. 3.55% 2012	4,250	4,356
Roche Holdings Inc. 5.00% 20142	3,175	3,493
Aetna Inc. 5.75% 2011	1,753	1,756
AstraZeneca PLC 5.40% 2012	1,000	1,062
		99,726

Energy — 1.63%
Shell International Finance BV 1.30% 2011	7,500	7,525
Shell International Finance BV 4.00% 2014	20,000	21,566
Chevron Corp. 3.95% 2014	15,000	16,222
Total Capital Canada Ltd. 1.625% 2014	12,000	12,205
TransCanada PipeLines Ltd. 3.40% 2015	6,275	6,588
StatoilHydro ASA 2.90% 2014	2,070	2,173
		66,279

Information technology — 1.19%
Cisco Systems, Inc. 0.559% 20141	17,500	17,578
Hewlett-Packard Co. 2.95% 2012	10,000	10,278
Hewlett-Packard Co. 0.654% 20141	5,000	5,000
International Business Machines Corp. 0.853% 20111	3,000	3,004
International Business Machines Corp. 1.25% 2014	5,000	5,020
International Business Machines Corp. 2.00% 2016	2,500	2,498
Google Inc. 1.25% 2014	5,000	5,026
		48,404

Consumer staples — 1.05%
PepsiCo, Inc. 0.875% 2013	17,500	17,500
PepsiCo, Inc. 4.65% 2013	2,000	2,134
Coca-Cola Co. 3.625% 2014	10,000	10,745
Procter & Gamble Co. 1.35% 2011	5,000	5,011
Walgreen Co. 4.875% 2013	4,000	4,345
Sysco Corp. 4.20% 2013	2,000	2,112
Sysco Corp. 4.60% 20142	845	930
		42,777

Telecommunication services — 0.66%
Verizon Communications Inc. 7.375% 2013	5,000	5,705
Verizon Communications Inc. 5.55% 2014	2,000	2,210
Verizon Communications Inc. 3.00% 2016	3,000	3,070
AT&T Inc. 4.95% 2013	7,500	7,981
France Télécom 4.375% 2014	2,800	3,052
France Télécom 2.125% 2015	2,100	2,105
Singapore Telecommunications Ltd. 6.375% 20112	2,500	2,566
		26,689

Industrials — 0.52%
Honeywell International Inc. 3.875% 2014	8,400	9,058
Canadian National Railway Co. 4.95% 2014	5,000	5,482
John Deere Capital Corp., Series D, 4.90% 2013	3,000	3,269
Caterpillar Financial Services Corp., Series F, 4.85% 2012	750	797
Caterpillar Financial Services Corp., Series F, 4.25% 2013	1,000	1,059
Raytheon Co. 6.75% 2018	1,225	1,485
		21,150

Utilities — 0.50%
Duke Energy Ohio, Inc. 2.10% 2013	12,050	12,343
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	3,985
Southern Co., Series 2007-A, 5.30% 2012	1,000	1,030
Georgia Power Co., Series 2008-D, 6.00% 2013	2,600	2,896
		20,254

Consumer discretionary — 0.24%
Walt Disney Co. 4.70% 2012	1,500	1,592
Walt Disney Co. 4.50% 2013	5,000	5,443
McDonald’s Corp., Series I, 4.30% 2013	2,500	2,654
		9,689

Total corporate bonds & notes		562,021

MORTGAGE-BACKED OBLIGATIONS3 — 11.40%
Fannie Mae, Series 2009-M2, Class A1, 2.387% 2019	4,959	5,078
Fannie Mae 4.00% 2019	26,709	28,255
Fannie Mae 4.00% 2019	12,844	13,588
Fannie Mae 4.00% 2019	9,775	10,341
Fannie Mae 4.50% 2021	9,883	10,567
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	238	247
Fannie Mae 5.00% 2023	2,840	3,071
Fannie Mae 5.00% 2023	2,018	2,182
Fannie Mae 6.00% 2023	5,500	6,019
Fannie Mae 4.00% 2024	7,015	7,336
Fannie Mae 6.00% 2024	3,520	3,846
Fannie Mae 6.00% 2024	3,071	3,351
Fannie Mae 3.00% 2025	9,659	9,628
Fannie Mae 3.00% 2025	7,799	7,774
Fannie Mae 3.50% 2025	28,588	29,194
Fannie Mae 3.50% 2025	23,918	24,424
Fannie Mae 3.50% 2025	22,910	23,395
Fannie Mae 3.50% 2025	15,337	15,661
Fannie Mae 3.50% 2025	14,768	15,080
Fannie Mae 3.50% 2025	4,831	4,934
Fannie Mae 4.00% 2025	17,709	18,497
Fannie Mae 4.50% 2025	20,260	21,518
Fannie Mae, Series 2007-114, Class A7, 0.394% 20371	7,500	7,248
Fannie Mae 5.364% 20381	1,307	1,381
Fannie Mae 3.558% 20391	5,417	5,706
Fannie Mae 3.565% 20391	5,946	6,261
Fannie Mae 3.58% 20391	3,938	4,144
Fannie Mae 3.60% 20391	6,335	6,684
Fannie Mae 3.794% 20391	3,499	3,702
Fannie Mae 3.934% 20391	3,802	4,032
Fannie Mae 3.959% 20391	2,899	3,071
Freddie Mac, Series K003, Class A1, 2.225% 2013	1,801	1,822
Freddie Mac 5.694% 20371	792	845
Freddie Mac 5.712% 20371	1,171	1,261
Freddie Mac 3.56% 20381	1,517	1,607
Freddie Mac 5.181% 20381	2,511	2,697
Freddie Mac 5.419% 20381	1,394	1,474
Freddie Mac 5.508% 20381	125	134
Freddie Mac 3.881% 20391	1,992	2,095
Freddie Mac 3.931% 20391	4,676	4,917
Freddie Mac 3.514% 20401	18,657	19,449
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	63	63
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	366	366
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	119	120
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	1,797	1,810
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	1,148	1,170
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.30% 20371	1,235	1,264
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-2, 4.302% 2038	616	628
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	2,355	2,394
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-1, 1.875% 20462	9,758	9,836
HBOS Treasury Services PLC 5.00% 20112	9,915	10,094
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	117	117
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20431	7,000	7,570
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20441	101	101
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	336	341
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-6A, 5.11% 20421	1,000	1,034
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20421	5,753	6,298
Royal Bank of Canada 3.125% 20152	7,000	7,342
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	1,658	1,680
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	317	319
Bear Stearns Commercial Mortgage Securities Trust., Series 2006-PW13, Class A-AB, 5.53% 2041	5,000	5,284
Bank of Nova Scotia 1.45% 20132	7,000	7,091
Compagnie de Financement Foncier 1.625% 20122	7,000	7,072
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	29	29
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 20431	5,000	5,318
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 20451	241	241
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	813	816
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20462	5,470	5,661
Bank of America 5.50% 20122	5,000	5,226
Bank of Montreal 2.85% 20152	5,000	5,180
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	523	525
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,164	1,178
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	249	249
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,939	1,985
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 20401	433	446
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20352	4,000	4,206
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20581,2	2,632	2,723
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,084	2,105
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.314% 20461	2,002	1,991
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	1,000	1,012
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A-2, 5.868% 20321	907	909
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	1,824	1,864
Ally Financial Inc., Series 2004-C3, Class A-4, 4.547% 2041	1,708	1,725
Nationwide Building Society, Series 2007-2, 5.50% 20122	1,500	1,570
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.202% 20421	1,217	1,253
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	922	942
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	44	44
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	500	517
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-1, 5.729% (undated)1	279	279
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	107	107
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	86	86
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	74	74
		462,771

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.56%
Australia Government Agency-Guaranteed, National Australia Bank 0.793% 20141,2	15,000	15,023
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20142	16,000	16,762
Province of Ontario 0.41% 20121	15,000	15,018
Province of Ontario, Series 1, 1.875% 2012	15,000	15,307
France Government Agency-Guaranteed, Société Finance 2.25% 20122	20,985	21,376
France Government Agency-Guaranteed, Société Finance 3.375% 20142	5,000	5,323
Europe Government Agency-Guaranteed, Dexia Credit Local 0.535% 20121,2	25,000	24,979
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20122	18,000	18,359
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20142	3,550	3,798
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20132	20,000	20,668
European Investment Bank 3.25% 2011	20,000	20,218
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 0.589% 20121,2	20,000	20,050
Denmark Government Agency-Guaranteed, Danske Bank 0.608% 20121,2	17,500	17,544
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20122	15,000	15,291
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20142	10,000	10,149
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.808% 20141,2	10,000	10,137
United Kingdom Government Agency-Guaranteed, Royal Bank of Scotland Group PLC 0.514% 20121,2	10,000	10,016
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20122	6,250	6,363
		266,381

ASSET-BACKED OBLIGATIONS3 — 2.56%
Honda Auto Receivables Owner Trust, Series 2010-3, Class A-3, 0.70% 2014	7,000	7,002
Honda Auto Receivables Owner Trust, Series 2010-2, Class A-3, 1.34% 2014	7,200	7,249
Reliant Energy Transition Bond Co. LLC, Series 2001-1, Class A-4, 5.63% 2015	11,810	12,564
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	803	867
Citibank Credit Card Issuance Trust, Class 2004-A7, 0.348% 20131	2,000	2,000
Citibank Credit Card Issuance Trust, Class 2001-A7, 0.396% 20131	2,000	2,000
Citibank Credit Card Issuance Trust, Class 2007-A7, 0.546% 20141	3,000	3,009
Chase Issuance Trust, Series 2007-A9, Class A, 0.228% 20141	3,000	2,997
Chase Issuance Trust, Series 2008-13, Class A, 1.81% 20151	3,000	3,093
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-3, 4.13% 2013	6,018	6,083
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	2,000	2,043
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	3,300	3,372
Mercedes-Benz Auto Lease Trust, Series 2011-1A, Class A3, 1.18% 20132	5,000	5,027
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	4,000	4,382
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20142	4,000	4,201
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	3,500	4,040
BA Credit Card Trust, Series 2006-6, Class A, 0.228% 20131	4,000	4,000
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 0.348% 20141	2,000	2,000
MBNA Credit Card Master Note Trust, Series 2005-10, Class A, 0.258% 20151	2,000	1,995
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	3,424	3,430
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-4, 4.37% 2014	1,467	1,496
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	1,768	1,801
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	760	764
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	1,950	1,965
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	2,555	2,689
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	1,977	2,057
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.248% 20151,2	2,000	2,000
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	1,823	1,851
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,517
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20142	1,396	1,416
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	1,331	1,406
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	972	1,021
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	691	708
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	603	607
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	519	539
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20142	522	530
DaimlerChrysler Auto Trust, Series 2008-B, Class A-3a, 4.71% 2012	233	233
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	95	99
		104,053

MUNICIPALS — 1.59%
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 2.766% 2012	5,000	5,044
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 3.321% 2013	10,000	10,191
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds, Series 2010-B, 5.00% 2014	10,000	10,965
State of New York, Urban Development Corp., State Personal Income Tax Revenue Bonds (General Purpose),
Series 2009-D, 2.032% 2012	8,580	8,691
State of New York, Dormitory Authority, State Personal Income Tax Revenue Bonds (General Purpose),
Series 2010-G (Federally Taxable), 1.534% 2013	6,710	6,763
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	6,300	6,720
State of Mississippi, Taxable General Obligation Bonds, Series 2009-D, 1.535% 2011	2,500	2,510
State of Mississippi, Taxable General Obligation Bonds, Series 2009-D, 3.048% 2014	2,510	2,638
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 1.676% 2013	4,000	4,055
State of California, Irvine Ranch Water District Joint Powers Agency, Taxable Refunding Bonds, Issue 2,
Series 2010, 1.784% 2012 (escrowed to maturity)	4,000	4,043
State of Georgia, Municipal Electric Authority, Project One Bonds, Taxable Series 2009-A, 5.00% 2012	3,000	3,077
		64,697

Total bonds & notes (cost: $3,543,545,000)		3,611,029

Short-term securities — 10.63%

Freddie Mac 0.07%–0.24% due 8/5/2011–1/11/2012	126,040	125,974
Bank of America Corp. 0.09% due 6/1/2011	85,000	85,000
Fannie Mae 0.09%–0.19% due 6/1–12/9/2011	75,300	75,280
Johnson & Johnson 0.20% due 8/10/20112	24,800	24,796
Coca-Cola Co. 0.20%–0.22% due 7/1–9/2/20112	21,500	21,495
Federal Home Loan Bank 0.27% due 9/19/2011	21,000	20,994
Thunder Bay Funding, LLC 0.25% due 6/8/20112	20,000	19,999
KfW 0.20% due 6/24/20112	16,500	16,498
U.S. Treasury Bill 0.22% due 1/12/2012	11,900	11,892
Caisse d’Amortissement de la Dette Sociale 0.27% due 6/8/20112	10,900	10,900
Canadian Imperial Bank of Commerce 0.277% due 9/27/20111	10,000	10,000
Québec (Province of) 0.24% due 10/11/20112	9,100	9,091

Total short-term securities (cost: $431,860,000)		431,919

Total investment securities (cost: $3,975,405,000)		4,042,948
Other assets less liabilities		18,685

Net assets		$4,061,633

1Coupon rate may change periodically.

2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $493,885,000, which represented 12.16% of the net assets of the fund.

3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31,2011, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$68,824
Gross unrealized depreciation on investment securities	(1,282)
Net unrealized appreciation on investment securities	67,542
Cost of investment securities for federal income tax purposes	3,975,406

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-948-0711O-S29489

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: July 29, 2011

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 29, 2011